Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Components Of Other Comprehensive Income And The Related Income Tax Effects) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Derivative instruments accounted for as hedges, net of tax	$ 0	$ 0	$ 0	$ 1
Change in unrealized fair value of derivatives designated as cash flow hedges, Net	0	(1)	0	(1)
Share of other comprehensive loss of associates	0	(7)	0	(6)
Items that may subsequently be reclassified to net income, Net	0	(8)	0	(6)
Remeasurements on employee benefit plans, Net	(10)	(9)	(5)	0
Other comprehensive income, Amount			(7)	(6)
Other comprehensive income, Income taxes			2	0
Other comprehensive income (loss)	(10)	(17)	(5)	(6)
Continuing Operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Derivative instruments accounted for as hedges	0	(1)	0	1
Change in unrealized fair value of derivatives designated as cash flow hedges, Income taxes	0	0	0	0
Derivative instruments accounted for as hedges, net of tax	0	(1)	0	1
Adjustment for hedged items recognized in the period, Amount			0	(1)
Adjustment for hedged items recognized in the period, Income taxes			0	0
Change in unrealized fair value of derivatives designated as cash flow hedges, Net			0	(1)
Share of other comprehensive income of associates, Amount	0	(7)		(6)
Share of other comprehensive income of associates, Income taxes	0	0		0
Share of other comprehensive loss of associates	0	(7)		(6)
Items that may subsequently be reclassified to net income, Amount	0	(8)	0	(6)
Items that may subsequently be reclassified to net income, Income taxes	0	0	0	0
Items that may subsequently be reclassified to net income, Net	0	(8)	0	(6)
Remeasurements on employee benefit plans, Amount	(14)	(12)	(7)	0
Remeasurements on employee benefit plans, Income taxes	4	3	2	0
Remeasurements on employee benefit plans, Net	(10)	(9)	$ (5)	$ 0
Other comprehensive income, Amount	(14)	(20)
Other comprehensive income, Income taxes	4	3
Other comprehensive income (loss)	$ (10)	$ (17)